Offsets	Nov. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	American Healthcare REIT, Inc.
Form or Filing Type	S-3
File Number	333-281488
Initial Filing Date	Feb. 27, 2026
Fee Offset Claimed	$ 23,495.50
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 170,134,000.00
Termination / Withdrawal Statement	American Healthcare REIT, Inc. (the "Registrant") is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,750,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates. Previously, the Registrant filed a prospectus supplement, dated February 27, 2026, to a prospectus, dated August 12, 2024, constituting part of its Registration Statement on Form S-3 (File No. 333-281488) and paid a registration fee relating to the offer and sale of shares of its common stock, $0.01 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of $1,750,000,000 under its then current "at-the-market" program (the "February 2026 ATM Program"). Common Stock with an aggregate offering price of $1,579,866,000 has been sold under the February 2026 ATM Program, with the result that Common Stock with an aggregate offering price of $170,134,000 remains available for sale under such program. The February 2026 ATM Program is being terminated concurrently with the filing of this prospectus supplement. The registration fee paid in connection with the unsold shares under the February 2026 ATM Program is being applied to the "at-the-market" program that is being established pursuant to the prospectus supplement to which this Exhibit 107 relates. The registration fee payable in connection with this offering is being reduced by the fee offset claimed pursuant to Rule 457(p), as described in Table 2.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	American Healthcare REIT, Inc.
Form or Filing Type	S-3
File Number	333-281488
Filing Date	Feb. 27, 2026
Fee Paid with Fee Offset Source	$ 206,440.63